Other Current Liabilities - Schedule of Other Current Liabilities (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Other Current Liabilities [Abstract]
Employees, salaries and related liabilities	$ 447,161	$ 195,509
Deferred Revenue	142,340	201,762	$ 185,002
Warranty provision	12,335	5,793
Advances from customers	46,134
Accrued expenses	272,819	287,797
Other payables	13,206
Other Liabilities Current	$ 933,995	$ 690,861